John Hancock
Financial Industries Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 98.7%		$754,597,925
(Cost $511,737,486)
Financials 90.3%		690,383,944
Banks 43.9%
1st Source Corp.	92,325	4,227,562
American Business Bank (A)	116,475	4,344,518
American River Bankshares	77,542	1,522,925
Ameris Bancorp	148,710	7,228,793
Atlantic Union Bankshares Corp.	213,787	7,583,025
Bank of America Corp.	551,972	21,173,646
Bank of Commerce Holdings	64,715	871,711
Bank of Marin Bancorp	95,426	3,311,282
BayCom Corp. (A)	143,795	2,631,449
Business First Bancshares, Inc.	140,238	3,268,948
CaixaBank SA	2,499,996	7,424,759
California BanCorp (A)	101,338	1,810,910
Cambridge Bancorp	68,256	5,841,348
Central Valley Community Bancorp	82,541	1,848,093
Citizens Community Bancorp, Inc.	80,785	1,118,872
Citizens Financial Group, Inc.	475,923	20,064,914
Close Brothers Group PLC	360,667	7,730,880
Coastal Financial Corp. (A)	120,130	3,510,199
Danske Bank A/S	108,210	1,896,490
East West Bancorp, Inc.	117,890	8,387,874
Evans Bancorp, Inc.	69,316	2,708,176
Farmers & Merchants Bancorp, Inc.	33,997	746,574
First Horizon Corp.	744,379	11,500,656
First Merchants Corp.	164,398	6,695,931
German American Bancorp, Inc.	69,018	2,601,979
Glacier Bancorp, Inc.	87,100	4,490,876
HBT Financial, Inc.	174,189	2,846,248
Heritage Commerce Corp.	172,733	1,872,426
Heritage Financial Corp.	134,866	3,262,409
JPMorgan Chase & Co.	116,837	17,733,520
Landmark Bancorp, Inc.	18,084	499,299
Level One Bancorp, Inc.	66,865	1,824,746
Limestone Bancorp, Inc. (A)	9,244	153,635
Live Oak Bancshares, Inc.	99,586	5,994,081
Mackinac Financial Corp.	81,792	1,657,924
Metrocity Bankshares, Inc.	63,620	1,270,491
Mid Penn Bancorp, Inc.	57,293	1,492,483
NBT Bancorp, Inc.	22,975	800,679
Nicolet Bankshares, Inc. (A)	69,787	5,051,881
Nordea Bank ABP	873,266	10,226,301
Pacific Premier Bancorp, Inc.	101,493	3,854,704
Pinnacle Financial Partners, Inc.	235,920	21,140,791
Popular, Inc.	78,093	5,682,047
Sandy Spring Bancorp, Inc.	40,451	1,682,357
Shore Bancshares, Inc.	44,814	777,075
Southern First Bancshares, Inc. (A)	52,333	2,592,053
Stock Yards Bancorp, Inc.	150,125	7,151,955
SVB Financial Group (A)	31,946	17,569,022
Synovus Financial Corp.	451,247	18,456,002
The First Bancshares, Inc.	78,736	3,036,848
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
TriCo Bancshares	218,180	$8,602,837
U.S. Bancorp	276,912	15,379,692
Univest Financial Corp.	40,091	1,096,890
Western Alliance Bancorp	209,257	19,423,235
Zions Bancorp NA	192,042	10,014,990
Capital markets 15.0%
Ares Management Corp., Class A	260,189	18,632,134
BlackRock, Inc.	13,736	11,911,447
Brookfield Asset Management, Inc., Class A (B)	346,412	18,702,784
KKR & Company, Inc.	298,790	19,050,850
Onex Corp.	161,933	12,343,562
The Blackstone Group, Inc.	179,027	20,636,442
TMX Group, Ltd.	49,011	5,382,332
Tradeweb Markets, Inc., Class A	95,305	8,265,803
Consumer finance 8.4%
American Express Company	140,773	24,006,020
Capital One Financial Corp.	155,773	25,188,497
Discover Financial Services	118,454	14,726,201
Diversified financial services 3.9%
Berkshire Hathaway, Inc., Class B (A)	33,122	9,217,521
Equitable Holdings, Inc.	405,012	12,502,720
Eurazeo SE	80,253	7,773,413
Insurance 18.1%
American Financial Group, Inc.	974	123,201
American International Group, Inc.	259,283	12,277,050
Arthur J. Gallagher & Company	103,285	14,388,633
Brown & Brown, Inc.	232,765	12,662,416
Chubb, Ltd.	62,847	10,604,803
Kinsale Capital Group, Inc.	49,414	8,827,564
Markel Corp. (A)	10,460	12,616,538
Marsh & McLennan Companies, Inc.	132,020	19,435,984
The Hanover Insurance Group, Inc.	52,447	7,127,547
The Hartford Financial Services Group, Inc.	279,223	17,764,167
Trean Insurance Group, Inc. (A)	380,359	5,131,043
Unum Group	644,453	17,658,012
Thrifts and mortgage finance 1.0%
ESSA Bancorp, Inc.	28,010	457,403
OP Bancorp	163,571	1,771,474
Premier Financial Corp.	181,541	4,861,668
Timberland Bancorp, Inc.	22,521	647,704
Information technology 5.5%		41,977,772
IT services 5.5%
FleetCor Technologies, Inc. (A)	47,756	12,331,554
Visa, Inc., Class A	90,414	22,277,105
WEX, Inc. (A)	38,840	7,369,113
Real estate 2.9%		22,236,209
Equity real estate investment trusts 2.4%
Prologis, Inc.	84,109	10,769,316
Rexford Industrial Realty, Inc.	122,439	7,532,447
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

	Shares	Value
Real estate (continued)
Real estate management and development 0.5%
VGP NV	19,111	$3,934,446

	Yield (%)	Shares	Value
Short-term investments 1.3%			$9,784,333
(Cost $9,784,200)
Short-term funds 0.1%			599,333
John Hancock Collateral Trust (C)	0.0455(D)	59,893	599,333

	Par value^	Value
Repurchase agreement 1.2%		9,185,000

Repurchase Agreement with State Street Corp. dated 7-30-21 at 0.000% to be repurchased at $9,185,000 on 8-2-21, collateralized by $9,136,300 U.S. Treasury Notes, 1.375% due 2-15-23 (valued at $9,368,794)	9,185,000	9,185,000

Total investments (Cost $521,521,686) 100.0%	$764,382,258
Other assets and liabilities, net (0.0%)	(132,612)
Total net assets 100.0%	$764,249,646

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $584,220.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-21.
The fund had the following country composition as a percentage of net assets on 7-31-21:
United States	88.0%
Canada	4.8%
Switzerland	1.4%
Finland	1.3%
France	1.0%
United Kingdom	1.0%
Spain	1.0%
Other countries	1.5%
TOTAL	100.0%
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$335,689,011	$308,410,581	$27,278,430	—
Capital markets	114,925,354	114,925,354	—	—
Consumer finance	63,920,718	63,920,718	—	—
Diversified financial services	29,493,654	21,720,241	7,773,413	—
Insurance	138,616,958	138,616,958	—	—
Thrifts and mortgage finance	7,738,249	7,738,249	—	—
Information technology
IT services	41,977,772	41,977,772	—	—
Real estate
Equity real estate investment trusts	18,301,763	18,301,763	—	—
Real estate management and development	3,934,446	—	3,934,446	—
Short-term investments	9,784,333	599,333	9,185,000	—
Total investments in securities	$764,382,258	$716,210,969	$48,171,289	—
|	5

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	59,893	$199,276	$6,507,801	$(6,107,848)	$(58)	$162	—	—	$599,333
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
6	|